American Fidelity  Assurance Company and American Fidelity Separate Account
B (File no. 811-08187) hereby incorporate by reference the semi-annual reports for the underlying funds named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

    Filer/Entity:         FAM Variable Series Funds, Inc.
                           Fund/Portfolio Name: Mercury Basic Value V.I. Fund Fund/Portfolio Name: Mercury Value Opportunities
                                  V.I. Fund
    File #:               811-03290
    CIK #:                0000355916
    Accession #:          0000950123-05-010392
    Date of Filing:       August 26, 2005

    Filer/Entity:         The Dreyfus Socially Responsible
                          Growth Fund, Inc.
    File #:               811-07044
    CIK #:                0000890064
    Accession #:          0000890064-05-000013
    Date of Filing:       August 17, 2005

    Filer/Entity:         Dreyfus Variable Investment Fund
                           Fund/Portfolio Name: Small Company Stock
                                  Portfolio
                           Fund/Portfolio Name:  Growth and Income
                                  Portfolio
                           Fund/Portfolio Name:  International Value
                                  Portfolio
    File #:               811-05125
    CIK #:                0000813383
    Accession #:          0000813383-05-000011
    Date of Filing:       August 10, 2005

    Filer/Entity:         Dreyfus Stock Index Fund, Inc.
    File #:               811-05719
    CIK #:                0000846800
    Accession #:          0000846800-05-000009
    Date of Filing:       August 15, 2005

    Filer/Entity:         Dreyfus Investment Portfolios
                           Fund/Portfolio Name: Technology Growth
                                  Portfolio
    File #:               811-08673
    CIK #:                0001056707
    Accession #:          0001056707-05-000011
    Date of Filing:       August 18, 2005

    Filer/Entity:         Neuberger Berman Advisers Management Trust
                           Fund/Portfolio Name: AMT Growth Portfolio(R)
                           Fund/Portfolio Name: AMT Balanced Portfolio(R)
    File #:               811-04255
    CIK #:                0000736913
    Accession #:          0000894579-05-000217
    Date of Filing:       August 26, 2005

    Filer/Entity:         American Century Variable Portfolios, Inc.
                           Fund/Portfolio Name: VP Balanced Fund
                           Fund/Portfolio Name: VP Capital Appreciation
                                  Fund
                           Fund/Portfolio Name: VP Income & Growth Fund
                           Fund/Portfolio Name: VP Ultra(R) Fund
                           Fund/Portfolio Name: VP International Fund
    File #:               811-05188
    CIK #:                0000814680
    Accession #:          0000814680-05-000021
    Date of Filing:       August 18, 2005

    Filer/Entity:         Federated Insurance Series
                           Fund/Portfolio Name: Federated Fund for U.S.
                                  Government Securities II
                           Fund/Portfolio Name: Federated Capital
                                  Appreciation Fund II
    File #:               811-08042
    CIK #:                0000912577
    Accession #:          0001318148-05-000419
    Date of Filing:       August 25, 2005

    Filer/Entity:         American Fidelity Dual Strategy Fund, Inc.
    File #:               811-08873
    CIK #:                0001061130
    Accession #:          0000909334-05-000282
    Date of Filing:       September 2, 2005

    Filer/Entity:         Vanguard(R) Variable Insurance Fund
                           Fund/Portfolio Name: Total Bond Market Index
                                  Portfolio
                           Fund/Portfolio Name: Balanced Portfolio
                           Fund/Portfolio Name: Small Company Growth Portfolio
    File #:               811-05962
    CIK #:                0000857490
    Accession #:          0000932471-05-001510
    Date of Filing:       August 31, 2005

     These semi-annual reports are for the period ended June 30, 2005 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

     Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.